Other Payables and Accruals	12 Months Ended
Sep. 30, 2017
Accounts Payable/Other Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUALS

NOTE 13. OTHER PAYABLES AND ACCRUALS

Other payables and accruals consisted of the following:

	As of September 30, 2017	As of September 30, 2016
	US$(’000)	US$(’000)
Accrued employee benefits	$42	$44
Other payables	100	152
Total	$142	$195